Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2013
Bonds Payable
Schedule of bonds payable and its accrued interest expenses
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Current liabilities
Accrued expenses and other payable—Accrued bonds’ interests element (note 13)	—	39,822,083	6,531,530

Non-current liabilities
Bonds payable—Outstanding principals	—	500,000,000	82,008,890

Schedule of future amortization of long-term deferred expenses
Years Ending December 31,	(RMB) Amount
2014	5,134,902
2015	5,134,902
2016	427,908
Total	10,697,712